INVESTMENTS - Alternative Investment Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 408	$ 895
Alternative investment funds, unfunded commitments	102	194
Hedge funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	4	3
Alternative investment funds, unfunded commitments	$ 0	0
Alternative investment funds, redemption frequency (if currently eligible)	Generally quarterly
Hedge funds | Minimum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period (in days)	10 days
Hedge funds | Maximum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period (in days)	95 days
Private equity
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 348	762
Alternative investment funds, unfunded commitments	82	173
Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	56	130
Alternative investment funds, unfunded commitments	$ 20	$ 21